Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	7 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor Registrant	Dec. 31, 2011 Successor Registrant	Mar. 31, 2011 Predecessor Registrant	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2009 Predecessor Registrant
Cash flows from operating activities:
Net loss	$ (164)	$ (18,857)	$ (6,363)	$ (28,760)	$ (13,888)	$ (19,748)
Adjustments to reconcile net loss to net cash provided by operating activities:
Net periodic pension cost		(24)			208	274
Depreciation and amortization	17,258	46,547	10,222	17,080	43,402	47,657
Deferred income taxes	3,799	10,814	(435)	1,575	191	517
Deferred revenue	(340)	(794)	(586)	(977)	(2,344)	(2,344)
Amortization of deferred financing costs	774	1,806
Provision for (reversal of) allowance for doubtful accounts		1,360			172	(150)
Interest accrued to principal on debt obligations			4,020	4,020	15,495	14,318
Write-off of satellite construction costs						1,256
Labor obligations	45
(Increase) decrease in:
Accounts receivable	(4,587)	5,594	(3,561)	(6,486)	(3,755)	7,888
Due from related parties			(168)	840	(376)	(79)
Inventories	96	171	105	(166)	(84)	(223)
Prepaid insurance	585	(560)	950	1,881	784	(1,989)
Guarantee deposits and other assets	(61)	277	(95)	(132)	(227)	69
Accounts payable, accrued expenses and income tax	8,277	(13,472)	1,285	18,594	(457)	(1,977)
Guarantee deposits and accrued expenses	(126)	(508)	(64)	665	1,889	525
Net cash provided by operating activities	25,556	32,354	5,310	8,134	41,010	45,994
Cash flows from investing activities:
Construction in progress - satellites (including capitalized interest)	(26,963)	(150,537)	(20,112)	(42,333)	(63,113)
Acquisition of equipment	(217)	(1,627)	(383)	(635)	(4,578)	(1,808)
Net cash used in investing activities	(27,180)	(152,164)	(20,495)	(42,968)	(67,691)	(1,808)
Cash flows from financing activities:
Proceeds from equity interest		90,000
Repayment of First Priority Old Notes		(238,237)
Issuance of Senior Secured Notes				325,000
Deferred financing costs		(333)		(18,247)
Net cash (used in) provided by financing activities		(148,570)		306,753
Cash and cash equivalents:
Net (decrease) increase for the period	(1,624)	(268,380)	(15,185)	271,919	(26,681)	44,186
Beginning of period	79,251	347,631	75,712	75,712	102,393	58,207
End of period	77,627	79,251	60,527	347,631	75,712	102,393
Cash paid during the period:
Interest paid, net of interest capitalized		16,295	8,929	40,196	32,554	28,912
Capitalized interest	6,417	11,715	2,165	3,801	2,582
Income taxes paid	332	1,172	453		4,666	9,008
Non-cash investing activities:
Capital expenditures incurred not yet paid	3,856	3,674	6,314	35,678	844	2,391
Non-cash financing activities:
Capitalization of debt into common stock		$ 206,890